LEASES - Maturities of lease liabilities (Details)	Dec. 31, 2022 USD ($)
LEASES
2023	$ 157,603
2024	54,823
Total undiscounted lease payments	212,426
Less: imputed interest	(6,609)
Total lease liabilities	$ 205,817